General (Details) - Schedule of the following table presents the ownership of formula’s directly held investees as of the dates indicated		Dec. 31, 2022	Dec. 31, 2021
Matrix [Member]
General (Details) - Schedule of the following table presents the ownership of formula’s directly held investees as of the dates indicated [Line Items]
Percentage of ownership		48.69%	48.92%
Sapiens [Member]
General (Details) - Schedule of the following table presents the ownership of formula’s directly held investees as of the dates indicated [Line Items]
Percentage of ownership		44.10%	43.64%
Magic Software [Member]
General (Details) - Schedule of the following table presents the ownership of formula’s directly held investees as of the dates indicated [Line Items]
Percentage of ownership		46.26%	45.59%
Insync [Member]
General (Details) - Schedule of the following table presents the ownership of formula’s directly held investees as of the dates indicated [Line Items]
Percentage of ownership		90.09%	90.09%
Michpal [Member]
General (Details) - Schedule of the following table presents the ownership of formula’s directly held investees as of the dates indicated [Line Items]
Percentage of ownership		100.00%	100.00%
TSG [Member]
General (Details) - Schedule of the following table presents the ownership of formula’s directly held investees as of the dates indicated [Line Items]
Percentage of ownership	[1]	50.00%	50.00%
Ofek [Member]
General (Details) - Schedule of the following table presents the ownership of formula’s directly held investees as of the dates indicated [Line Items]
Percentage of ownership		80.00%	80.00%
ZAP Group [Member]
General (Details) - Schedule of the following table presents the ownership of formula’s directly held investees as of the dates indicated [Line Items]
Percentage of ownership		100.00%	100.00%
Shamrad [Member]
General (Details) - Schedule of the following table presents the ownership of formula’s directly held investees as of the dates indicated [Line Items]
Percentage of ownership		100.00%

[1]	TSG’s results of operations are reflected in the Company’s results of operations using the equity method of accounting.